Derivative financial instruments (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gross amounts assets	$ 2,688	$ 13,338
Gross amounts offset in the consolidated statement of financial position	0	0
Net amount of assets presented in the consolidated statement of financial position	2,688	13,338
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral received	(1,496)	(22,304)
Gross amounts not offset in the consolidated statement of financial position Net Amount	1,192	(8,966)
Derivative financial instruments hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts offset in the consolidated statement of financial position	0	0
Gross amounts not offset in the consolidated statement of financial position Financial instruments	0	0
Gross amounts not offset in the consolidated statement of financial position Cash collateral received	(1,496)	(22,304)
Gross amounts not offset in the consolidated statement of financial position Net Amount	1,192	(8,966)
Gross amount [member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts assets	2,688	13,338
Gross amount [member] | Derivative financial instruments hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Net amount of assets presented in the consolidated statement of financial position	$ 2,688	$ 13,338